2. BASIS OF PRESENTATION: (e) Critical accounting judgements (Policies)	12 Months Ended
Jan. 31, 2020
Policies
(e) Critical accounting judgements

(e)Critical accounting judgements

The preparation of these financial statements, in conformity with IFRS, requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.  Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected by that revision.